Inventories	12 Months Ended
Jan. 31, 2024
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Inventories
8 .	INVENTORIES
The Company’s inventories were as follows, as at:

	January 31, 2024	January 31, 2023

Materials and work in progress	$834.9	$1,175.5
Finished products	929.7	746.1
Parts, accessories and apparel	391.0	368.5
Total inventories	$2,155.6	$2,290.1
The Company recognized in the consolidated statements of net income during the year ended January 31, 2024, a write-down on inventories of $55.6 million ($43.3 million for the year ended January 31, 2023)
,
 reversed previously recorded write-downs of $14.9 million ($11.8 million for the year ended January
31, 2023) and recognized an impairment charge on inventories of $2.5 million for the Marine segment (nil for the year ended January

31, 2023).